Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payables	$ 223,811	$ 269,359
Accrued professional fees	14,035	26,145
Accrued expenses and other liabilities	$ 237,846	$ 295,504